Related party information (Tables)	12 Months Ended
Dec. 31, 2020
Related party information
Schedule of information about key management personnel

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Salaries and other short-term employee benefits	18	14	10
Post-employment benefits	1	—	1
	19	14	11
Other compensation	1	6	—
	20	20	11

Schedule of information relating to wholly owned subsidiaries

The following table provides information relating to our principal operating subsidiaries, all of which are wholly owned, at December 31, 2020.

Country of
Company	incorporation	Activity
Ardagh Metal Beverage Manufacturing Austria GmbH	Austria	Metal Beverage Packaging
Ardagh Metal Beverage Trading Austria GmbH	Austria	Metal Beverage Packaging
Latas Indústria de Embalagens de Alumínio do Brasil Ltda.	Brazil	Metal Beverage Packaging
Ardagh Indústria de Embalagens de Metálicas do Brasil Ltda.	Brazil	Metal Beverage Packaging
Ardagh Glass Holmegaard A/S	Denmark	Glass Packaging
Ardagh Metal Beverage Trading France SAS	France	Metal Beverage Packaging
Ardagh Metal Beverage France SAS	France	Metal Beverage Packaging
Ardagh Glass GmbH	Germany	Glass Packaging
Heye International GmbH	Germany	Glass Engineering
Ardagh Metal Beverage Trading Germany GmbH	Germany	Metal Beverage Packaging
Ardagh Metal Beverage Germany GmbH	Germany	Metal Beverage Packaging
Ardagh Glass Sales Limited	Ireland	Glass Packaging
Ardagh Glass Italy S.r.l.	Italy	Glass Packaging
Ardagh Glass Dongen B.V.	Netherlands	Glass Packaging
Ardagh Glass Moerdijk B.V.	Netherlands	Glass Packaging
Ardagh Metal Beverage Trading Netherlands B.V.	Netherlands	Metal Beverage Packaging
Ardagh Metal Beverage Netherlands B.V.	Netherlands	Metal Beverage Packaging
Ardagh Glass S.A.	Poland	Glass Packaging
Ardagh Metal Beverage Trading Poland Sp. z o.o	Poland	Metal Beverage Packaging
Ardagh Metal Beverage Poland Sp. z o.o	Poland	Metal Beverage Packaging
Ardagh Metal Beverage Trading Spain SL	Spain	Metal Beverage Packaging
Ardagh Metal Beverage Spain SL	Spain	Metal Beverage Packaging
Ardagh Glass Limmared AB	Sweden	Glass Packaging
Ardagh Metal Beverage Europe GmbH	Switzerland	Metal Beverage Packaging
Ardagh Glass Limited	United Kingdom	Glass Packaging
Ardagh Metal Beverage Trading UK Limited	United Kingdom	Metal Beverage Packaging
Ardagh Metal Beverage UK Limited	United Kingdom	Metal Beverage Packaging
Ardagh Metal Beverage USA Inc.	United States	Metal Beverage Packaging
Ardagh Glass Inc.	United States	Glass Packaging
Ardagh Glass Packaging USA Inc. *	United States	Glass Packaging

*Ardagh Glass Packaging Inc. is the Group’s subsidiary which is acquiring the Longhorn glass manufacturing facility located in Houston, Texas. The transaction is subject to regulatory approval and is expected to complete in the first quarter of 2021.